FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 14 - FAIR VALUE OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used to estimate the fair value of significant financial instruments:

Cash and Due from Banks and Interest-bearing Deposits with Other Banks - The carrying amount is a reasonable estimate of fair value.

Federal Funds sold - The carrying amount is a reasonable estimate of fair value because these instruments typically have terms of one to seven days.

Time Deposits in other Banks - The carrying amount is a reasonable estimate of fair value.

Securities Available-for-Sale - The fair values of securities available-for-sale equal the carrying amounts, which are the quoted market prices. If quoted market prices are not available, fair values are based on quoted market prices of comparable securities.

Securities Held to Maturity - securities for which the Company has the positive intent and ability to hold to maturity are reported at cost, adjusted for premiums and discounts that are recognized in interest income using the interest method over the period to maturity or to call dates. The fair values of securities held-to-maturity are based on quoted market prices.  If quoted market prices are not available, fair values are based on quoted market prices of comparable securities.

Nonmarketable Equity Securities - The carrying amount of nonmarketable equity securities is a reasonable estimate of fair value since no ready market exists for these securities.

Loans Receivable - For certain categories of loans, such as variable rate loans which are repriced frequently and have no significant change in credit risk, fair values are based on the carrying amounts.  The fair value of other types of loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Deposits - The fair value of demand deposits, savings, and money market accounts is the amount payable on demand at the reporting date.  The fair values of certificates of deposit are estimated using a discounted cash flow calculation that applies current interest rates to a schedule of aggregated expected maturities.

Accrued Interest Receivable and Payable - The carrying value of these instruments is a reasonable estimate of fair value.

Off-Balance Sheet Financial Instruments - Fair values of off-balance sheet lending commitments are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties’ credit standing.

The carrying values and estimated fair values of the Company’s financial instruments were as follows:

	December 31, 2011		December 31, 2010
	Carrying	Estimated Fair	Carrying	Estimated Fair
	Amount	Value	Amount	Value
Financial Assets:
Cash and due from banks	$4,359,616	$4,359,616	$4,206,974	$4,206,974
Interest-bearing deposits with other banks	18,119,554	18,119,554	9,966,826	9,966,826
Federal funds sold	7,738,000	7,738,000	2,004,000	2,004,000
Time deposits in other banks	750,000	750,000	1,000,000	1,000,000
Securities available-for-sale	28,235,661	28,235,661	26,955,350	26,955,350
Securities held-to-maturity	299,921	308,955	299,885	309,023
Nonmarketable equity securities	259,100	259,100	302,300	302,300
Loans receivable, gross	93,808,071	93,635,540	105,297,684	105,748,184
Accrued interest receivable	664,266	664,266	785,859	785,859

Financial Liabilities:
Demand deposit, interest-bearing transaction, money market and savings accounts	$57,971,962	$57,971,962	$53,941,792	$53,941,792
Time deposits	82,852,599	83,081,840	83,642,029	84,001,754
Accrued interest payable	279,389	279,389	451,331	451,331

	Notional		Notional
	Amount		Amount
Off-Balance Sheet Financial Instruments:
Commitments	$5,685,949		$5,855,857
Standby letters of credit s	847,000		850,000

Generally accepted accounting principles (GAAP)1 provide a framework for measuring and disclosing fair value that requires disclosures about the fair value of assets and liabilities recognized in the balance sheet, whether the measurements are made on a recurring basis (for example, available-for-sale investment securities) or on a nonrecurring basis (for example, impaired loans).

Fair value is defined as the exchange in price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Company utilizes fair value measurements to record fair value adjustments to certain assets and to determine fair value disclosures. Securities, available-for-sale, are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record at fair value other assets on a nonrecurring basis, such as loans held for sale, loans held for investment and certain other assets. These nonrecurring fair value adjustments typically involve application of the lower of cost or market accounting or the writing down of individual assets.

Fair Value Hierarchy

The Company groups assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine the fair value. These levels are:

Level 1 -	Valuation is based upon quoted prices for identical instruments traded in active markets.

Level 2 -	Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

Level 3 -	Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of option pricing models, discounted cash flow models and similar techniques.

Following is a description of valuation methodologies used for assets and liabilities recorded at fair value.

Securities Available for Sale - Securities available for sale are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted prices, if available. If quoted prices are not available, fair values are measured using independent pricing models or other model-based valuation techniques such as the present value of future cash flows, adjusted for the security’s credit rating, prepayment assumptions and other factors such as credit loss assumptions. Level 1 securities include those traded on an active exchange such as the New York Stock Exchange, Treasury securities that are traded by dealers or brokers in active over-the counter markets and money market funds. Level 2 securities include mortgage backed securities issued by government sponsored entities, municipal bonds and corporate debt securities. Securities classified as Level 3 include asset-backed securities in less liquid markets.

Impaired Loans - The Company does not record loans at fair value on a recurring basis, however, from time to time, a loan is considered impaired and an allowance for loan loss is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan are considered impaired. Once a loan is identified as individually impaired, management measures the impairment. The fair value of impaired loans is estimated using one of several valuation methods, including the collateral value, market value of similar debt, enterprise value, liquidation value and discounted cash flows. Those impaired loans not requiring a specific allowance represent loans for which the fair value of expected repayments or collateral exceed the recorded investment in such loans. At December 31, 2011 and December 31, 2010, substantially all of the impaired loans were evaluated based upon the fair value of the collateral. Impaired loans where an allowance is established based on the fair value of collateral require classification in the fair value hierarchy. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the loan as nonrecurring Level 2. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Company records the loan as nonrecurring Level 3.

Other Real Estate Owned - Foreclosed assets are adjusted to fair value upon transfer of the loans to other real estate owned. Real estate acquired in settlement of loans is recorded initially at estimated fair value of the property less estimated selling costs at the date of foreclosure. The initial recorded value may be subsequently reduced by additional allowances, which are charges to earnings if the estimated fair value of the property less estimated selling costs declines below the initial recorded value. Fair value is based upon independent market prices, appraised values of the collateral or management’s estimation of the value of the collateral. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the foreclosed asset as nonrecurring Level 2. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Company records the foreclosed asset as nonrecurring Level 3.

The table below presents the Company’s assets measured at fair value on a recurring basis as of December 31, 2011, and December 31, 2010, aggregated by the level in the fair value hierarchy within which those measurements fall.

	Total	Level 1	Level 2	Level 3
December 31, 2011
Securities available for sale:
Government-sponsored enterprises	$16,149,087	$-	$16,149,087	$-
Mortgage-backed securities	3,183,989	-	3,183,989	-
Obligations of state and local governments	8,702,585	-	8,702,585	-
Other	200,000	-	200,000	-
Total	$28,235,661	$-	$28,235,661	$-

December 31, 2010
Securities available for sale:
Government-sponsored enterprises	$13,591,442	$-	$13,591,442	$-
Mortgage-backed securities	1,851,266	-	1,851,266	-
Obligations of state and local governments	11,312,642	-	11,312,642	-
Other	200,000	-	200,000	-
Total	$26,955,350	$-	$26,955,350	$-

There were no liabilities measured at fair value on a recurring basis at December 31, 2011 or December 31, 2010.

Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). The following table presents the assets measured at fair value on a nonrecurring basis at December 31, 2011 and December 31, 2010, aggregated by level in the fair value hierarchy within which those measurements fall.

	Total	Level 1	Level 2	Level 3
December 31, 2011
Impaired loans, net of specific allowance	$8,041,452	$-	$8,041,452	$-
Other real estate owned	3,290,077	-	3,290,077	-
Total assets at fair value	$11,331,529	$-	$11,331,529	$-

December 31, 2010
Impaired loans, net of specific allowance	$7,329,757	$-	$7,329,757	$-
Other real estate owned	2,764,189	-	2,764,189	-
Total assets at fair value	$10,093,946	$-	$10,093,946	$-

There were no liabilities measured at fair value on a nonrecurring basis at December 31, 2011 or December 31, 2010.

Impaired loans which are measured for impairment using the fair value of collateral for collateral dependent loans, had a carrying value of $8,894,071 at December 31, 2011 with a valuation allowance of $852,619. Impaired loans had a carrying value of $7,703,241 at December 31, 2010 with a valuation allowance of $373,484.

Other real estate owned, which is measured at the lower of carrying amount or fair value less costs to sell, had a net carrying value of $3,290,077 and $2,764,189 at December 31, 2011 and December 31, 2010, respectively. The write down of other real estate owned for the year ended December 31, 2011 was $164,864. For the year ended December 31, 2010 there was no write down of other real estate owned.

The Company has no assets or liabilities whose fair values are measured using level 3 inputs.